Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Receivable from related parties	$ 351,331
Receivable from suppliers and other		62,730
Value added tax receivable		26,187
Total other receivables	$ 351,331	$ 88,916